Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2023
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Schedule of Balances of Investment in Affiliates

The following table summarizes the Group’s investment in affiliates by RMB and ownership percentage:

	As of December 31
	2022		2023		2023
	RMB	%	RMB	%	USD	%
Private equity funds that the Company serves as general partner or fund manager	—	—	—	—	—	—
Shanghai Jiakun Real Estate Development Co., Ltd ("Jiakun") (1)	29,886,783	100.0%	—	—	—	—
Total investments	29,886,783	—	—	—	—	—

The investments above are accounted for using equity method of accounting.

(1)
The Group invested RMB30,000,000 for 44% equity interest in Shanghai Jiakun Real Estate Development Co., Ltd in January, 2021 and accounted for the investment with equity method accounting. The main operating business is real estate development and management. In 2023, due to the overall decline in the Chinese real estate industry, Shanghai Jiakun Real Estate Development Co., Ltd was affected. The company faced serious operational and financial crises. The management evaluated the value of its equity and decided to make a full provision for impairment of this investment.